Share-based Payments - Schedule of Share Options, Earnout Shares, Share Awards and RSUs Granted (Details)	12 Months Ended
Sep. 30, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	11,666,811
Post Business Combination equivalent	10,923,171
Informal Share Option Arrangements
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share option granted	10,000
Grant date	Nov. 07, 2022
Expiry date	May 23, 2032
Post Business Combination equivalent	5,702
Informal Share Option Arrangements
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share option granted	60,000
Grant date	Nov. 07, 2022
Expiry date	Aug. 12, 2032
Post Business Combination equivalent	34,215
Informal Share Option Arrangements
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share option granted	200,000
Grant date	Nov. 07, 2022
Expiry date	Aug. 15, 2032
Informal Share Option Arrangements
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share option granted	20,000
Grant date	Nov. 07, 2022
Expiry date	Sep. 01, 2032
Post Business Combination equivalent	11,405
Informal Share Option Arrangements
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share option granted	1,100,000
Grant date	Nov. 07, 2022
Expiry date	Oct. 01, 2032
Post Business Combination equivalent	627,270
Informal Share Option Arrangements
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share option granted	50,000
Grant date	Nov. 07, 2022
Expiry date	Dec. 01, 2032
Post Business Combination equivalent	28,512
Informal Share Option Arrangements
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share option granted	25,000
Grant date	Nov. 07, 2022
Expiry date	Dec. 19, 2032
Post Business Combination equivalent	14,256
Management Earnout
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	8,518,290
Grant date	Apr. 28, 2023
Expiry date	Apr. 28, 2028
Post Business Combination equivalent	8,518,290
Sponsor Earnout
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	754,687
Grant date	Apr. 28, 2023
Expiry date	Apr. 28, 2028
Post Business Combination equivalent	754,687
SAP Compensation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	173,000
Grant date	Apr. 28, 2023
Post Business Combination equivalent	173,000
SAP Compensation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	683,720
Grant date	Apr. 28, 2023
Expiry date	Apr. 28, 2028
Post Business Combination equivalent	683,720
MSA compensation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	72,114
Grant date	Jun. 19, 2023
Post Business Combination equivalent	72,114